PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Additional Information (Details)					12 Months Ended
	Jun. 30, 2023 ARS ($) $ / shares	Jun. 23, 2023 ARS ($)	Jun. 23, 2023 $ / shares	May 02, 2023 ARS ($)	Dec. 31, 2025 ARS ($) $ / shares	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)
Related party transactions [abstract]
Distribution of dividends	$ 25,590,778,098	$ 81,107,780		$ 139,251,306
Dividends recognised to distributions for each share as outstanding face value (in pesos per share) | (per share)	$ 43.858641084		$ 139,006
Par value per share (in pesos per share) | $ / shares	$ 0.10				$ 0.10
Key management fees					$ 5,104,862,000	$ 4,746,627,000
Key management personnel compensation, other long-term employee benefits					1,313,668,000	1,010,158,000
Expense recognised during period for bad or doubtful debts for related party transactions					$ 0	$ 0	$ 0